Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Liabilities:
Deposits received at banks		¥ 182,906	¥ 159,505
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	4,239,000	3,821,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	4,239,000	3,821,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	22,000	27,000
Total Liabilities	[1]	22,000	27,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	546,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	370,000	291,000
Loans receivable	[1],[2]	4,057,000	2,855,000
Securities purchased under agreements to resell	[1]	15,609,000	13,817,000
Securities borrowed	[1]	5,374,000	4,283,000
Total Assets	[1]	25,956,000	21,655,000
Liabilities:
Short-term borrowings	[1]	1,032,000	978,000
Deposits received at banks	[1]	2,341,000	2,121,000
Securities sold under agreements to repurchase	[1]	16,870,000	14,218,000
Securities loaned	[1]	2,133,000	1,557,000
Other secured borrowings	[1]	393,000	334,000
Long-term borrowings	[1]	11,953,000	9,795,000
Total Liabilities	[1]	34,722,000	29,003,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	1,407,000	1,154,000
Securities purchased under agreements to resell	[1]	12,000	17,000
Securities borrowed	[1]
Total Assets	[1]	1,419,000	1,171,000
Liabilities:
Short-term borrowings	[1]	23,000	31,000
Deposits received at banks	[1]	15,000	17,000
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	503,000	528,000
Total Liabilities	[1]	541,000	576,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	4,239,000	3,821,000
Time deposits	[1]	546,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	370,000	291,000
Loans receivable	[1],[2]	5,467,000	4,010,000
Securities purchased under agreements to resell	[1]	15,621,000	13,834,000
Securities borrowed	[1]	5,374,000	4,283,000
Total Assets	[1]	31,617,000	26,648,000
Liabilities:
Short-term borrowings	[1]	1,055,000	1,009,000
Deposits received at banks	[1]	2,356,000	2,138,000
Securities sold under agreements to repurchase	[1]	16,870,000	14,218,000
Securities loaned	[1]	2,133,000	1,557,000
Other secured borrowings	[1]	393,000	334,000
Long-term borrowings	[1]	12,452,000	10,399,000
Total Liabilities	[1]	35,259,000	29,655,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	4,239,000	3,821,000
Time deposits	[1]	546,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	370,000	291,000
Loans receivable	[1],[2]	5,464,000	4,009,000
Securities purchased under agreements to resell	[1]	15,621,000	13,834,000
Securities borrowed	[1]	5,374,000	4,283,000
Total Assets	[1]	31,614,000	26,647,000
Liabilities:
Short-term borrowings	[1]	1,055,000	1,009,000
Deposits received at banks	[1]	2,356,000	2,138,000
Securities sold under agreements to repurchase	[1]	16,870,000	14,218,000
Securities loaned	[1]	2,133,000	1,557,000
Other secured borrowings	[1]	393,000	334,000
Long-term borrowings	[1]	12,478,000	10,350,000
Total Liabilities	[1]	¥ 35,285,000	¥ 29,606,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.